NOTE 9. STOCKHOLDERS EQUITY (MEMBERS DEFICIT) (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 9. STOCKHOLDERS EQUITY (MEMBERS DEFICIT)

NOTE 9 – STOCKHOLDERS’ EQUITY (MEMBERS’ DEFICIT)

LLC conversion

On June 9, 2013 the Company converted from a Texas limited liability company into a Texas corporation and changed its name to NCM Financial Inc. Effective June 9, 2013 all of the Company’s outstanding common units were converted into common stock on 1 to 1 conversion ratio with identical designations.

Common Units

Prior to the LLC conversion the company had 1,675,000,000 authorized units with no par value. Each holder of common units was entitled to one vote for each common unit held. Upon the LLC Conversion, all the then outstanding common units were converted into shares of common stock on a 1 to 1 basis with identical designations.

Common Stock

The Company has authorized 2,500,000,000 shares of common stock, $0.01 par value per share. Each holder of common stock is entitled to one vote for each share of common stock held.

As of September 30, 2013 the company had 1,675,000,000 shares outstanding.